Earnings Per Share - Weighted average number of ordinary shares outstanding diluted (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average number of ordinary shares outstanding diluted
Ordinary shares outstanding at 1 January	679,469,076	679,598,330	685,601,126
Shares committed under RSU plan	(2,654,302)	(512,413)	(152,015)
Effect of treasury stock	(287,218)	(206,812)	4,044,189
Weighted average number of ordinary shares outstanding (diluted)	677,101,992	679,292,729	681,404,922